SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and reflect all adjustments, which consist solely of normal recurring adjustments, needed to fairly present the financial results for these periods. The consolidated financial statements and notes thereto are presented as prescribed by Form 10-Q. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The accompanying consolidated financial statements should be read in conjunction with the financial statements for the fiscal year ended December 31, 2016 and notes thereto in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2016, filed with the Securities and Exchange Commission on March 28, 2017. Operating results for the three and six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the entire fiscal year. In the opinion of management, all adjustments have been made, which consist only of normal recurring adjustments necessary for a fair statement of (a) the results of operations for the three and six-month periods ended June 30, 2017 and 2016, (b) the financial position at June 30, 2017 and (c) cash flows for the three and six-month periods ended June 30, 2017 and 2016.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Acacia Diversified Holdings, Inc. and its wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc, Canna-Cures Research & Development Center, Inc., and Eufloria Medical of Tennessee, Inc. All significant intercompany accounts and transactions are eliminated in consolidation.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The actual results may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

RECLASSIFICATIONS

Certain prior year amounts shown in the accompanying consolidated financial statements have been reclassified to conform to the 2017 presentation. These reclassifications did not have any effect on total current assets, total assets, total current liabilities, total liabilities, total stockholders’ equity, net loss or loss per share.

DEBT ISSUANCE COSTS

In March 2017, the Company incurred direct costs associated with the issuance of a convertible note, as described in Note 6. The Company follows Accounting Standard Update 2015-03 – Simplifying the Presentation of Debt Issuance Costs, which requires these costs to be presented in the balance sheet as a direct reduction from the carrying value of the associated debt liability. These costs should be amortized into interest expense over the contractual term of the note or a shorter amortization period when deemed appropriate. The Company amortizes debt issuance costs for its convertible note immediately upon issuance since the note is convertible on demand. There were no debt issuance costs incurred during 2016.

OFFERING COSTS

In March 2017, the Company issued shares of its common stock to pay for direct incremental costs associated with the expected future sale of its equity securities, as described in Note 7. These shares are valued at their fair value on commitment date and are recorded as deferred offering costs on the Company’s consolidated balance sheets. These costs will offset any proceeds to be received in the future from the sale of common stock.

STOCK BASED COMPENSATION

The Company accounts for stock-based compensation under Accounting Standards Codification 718 - Compensation-Stock Compensation (“ASC 718”). ASC 718 requires that all stock-based compensation be recognized as expense in the financial statements and that such cost be measured at the fair value of the award at the grant date and recognized over the period during which an employee is required to provide services (requisite service period). An additional requirement of ASC 718 is that estimated forfeitures be considered in determining compensation expense. Estimating forfeitures did not have a material impact on the determination of compensation expense during the three and six months ended June 30, 2017 and 2016.

The Company accounts for stock based awards based on the fair market value of the instrument using the Black-Scholes option pricing model and utilizing certain assumptions including the followings:

Risk-free interest rate – This is the yield on U.S. Treasury Securities posted at the date of grant (or date of modification) having a term equal to the expected life of the option. An increase in the risk-free interest rate will increase compensation expense.

Expected life—years – This is the period of time over which the options granted are expected to remain outstanding. Options granted by the Company had a maximum term of ten years. An increase in the expected life will increase compensation expense.

Expected volatility – Actual changes in the market value of stock are used to calculate the volatility assumption.  An increase in the expected volatility will increase compensation expense.

Dividend yield – This is the annual rate of dividends per share over the exercise price of the option. An increase in the dividend yield will decrease compensation expense.  The Company does not currently pay dividends and has no immediate plans to do so in the near future.

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of Accounting Standards Codification 505-50, Equity – Based Payments to Non-Employees.  Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty’s performance is complete.

During the six months ended June 30, 2017, the board of directors approved issuances of Company’s restricted common stock to consultants and non-employee directors for past and future services:

1.	10,000 shares to each director for services rendered for fiscal year 2016 and 10,000 shares for services to be rendered for fiscal year 2017, total 60,000 shares, valued at $99,000;

2.	17,646 shares to a consultant for investors relations services, valued at $30,000;

3.	50,000 shares to the Company’s SEC legal counsel for services performed, valued at $82,500;

4.	15,000 shares to a consultant for continuing services, valued at $23,400; and

5.	54,254 shares to a director as other considerations and to purchase and prepare assets acquired by the Company’s subsidiary, valued at $86,806.

The Company valued these shares at fair value on commitment dates and recorded stock based compensation expense over the respective requisite service periods. Share-based compensation expense for the three months ended June 30, 2017 and 2016 was $113,169 and $0, respectively. Share-based compensation expense for the six months ended June 30, 2017 and 2016 was $324,669 and $0, respectively.

FAIR VALUE ESTIMATES – The Company measures assets and liabilities it acquires at fair value in accordance with Accounting Standards Codification 820 – Fair Value Measurement (“ASC 820”). The objective of ASC 820 is to increase consistency and comparability in fair value measurements and to expand disclosures about fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 specifies a valuation hierarchy based on whether the inputs to those valuation techniques are observable or unobservable.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s own assumptions. These two types of inputs have created the following fair value hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets;

•	Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value.

During the three months ended, EMT acquired land and a license from one of the Company’s directors (NOTE 4). The Company determined that the fair value of the land is $26,194 which is a level 2 input.

NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION - The consolidated financial statements should be read in conjunction with the annual financial statements for Acacia most recently completed fiscal year ended December 31, 2015, and the audited consolidated financial statements of the MariJ Group of companies for the year ended December 31, 2015, included in Acacia’s Form 8-K/A filed on April 25, 2016.

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) with December 31, as its year-end.  The consolidated financial statements and notes are the representations of the Company’s management who are responsible for their integrity and objectivity.

PRINCIPLES OF CONSOLIDATION – The consolidated financial statements include the accounts of Acacia Diversified Holdings, Inc. and its two wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc, and Canna-Cures Research & Development Center, Inc.  All significant intercompany accounts and transactions are eliminated in consolidation.

USE OF ESTIMATES - Preparing the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions about current, and for some estimates, future economic and market conditions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

CASH AND CASH EQUIVALENTS - The Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents. Credit risk associated with cash deposits are insured under FDIC up to $250,000 per depositor, per FDIC insured bank, per ownership category.  At such time, as the Company’s cash deposits exceed FDIC limits, the Company will reassess their credit risk.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS – The Company’s accounts receivable represents amounts due from customers for extraction services performed. Allowance for uncollectible accounts receivable is estimated based on the aging of the accounts receivable and management estimate of uncollectible amounts.  For the years ended December 31, 2016 and 2015, there were no bad debts.

CONCENTRATION OF CUSTOMERS – All of the Company’s extraction revenue during the fiscal years 2016 and 2015, which accounted for 95% of total revenue, came from the Company’s only two customers. One customer accounted for 72% while another customer accounted for 23% of the total revenue. The entire trade receivable balance at December 31, 2016 and 2015 was due from an individual customer.

INVENTORIES – Inventories are stated at the lower of cost or market.  Cost is determined using the average cost method. The Company’s inventory consists of raw materials and finished goods. Cost of inventory includes cost of ingredients, labor, quality control and all other costs incurred to bring our inventories to condition ready to be sold.

PROPERTY AND EQUIPMENT – Property and equipment are stated at cost less accumulated depreciation.  Major renewals and improvements are capitalized, while minor replacements, maintenance and repairs are charged to current operations.  Depreciation is computed by applying the straight-line method over the estimated useful lives, which are generally three to fifteen years.

IMPAIRMENT OF LONG-LIVED ASSETS – In accordance with Accounting Standards Codification 360-10-05 - Impairment or Disposal of Long-Lived Assets, long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment at least annually or whenever facts and circumstances indicate that the carrying value may not be recoverable.  When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset.  The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required.  If the carrying amount of the long-lived asset is not recoverable, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  The Company did not recognize any impairment losses for any periods presented.

REVENUE RECOGNITION – The Company generates revenue from extracting and processing very high quality, high-cannabinoid profile content medical grade cannabis oils from medicinal cannabis plants.  The Company recognizes revenue when it is realized or realizable and earned.

The Company considers revenue realized or realizable and earned when all of the following criteria are met:

o          persuasive evidence of an arrangement exists

o          the product has been shipped or the services have been rendered to the customer

o          the sales price is fixed or determinable

o          collectability is reasonably assured.

ADVERTISING COSTS - Advertising costs are expensed as incurred.  Advertising expense for the years ended December 31, 2016 and 2015 amounted to $15,427 and $18,971, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS - The carrying amounts of cash and cash equivalents, accounts receivable, deposits, prepaid expenses, accounts payable and accrued expenses approximate fair value due to the short-term nature of these instruments. Accounts payable and accrued expenses as of December 31, 2016 and 2015 included amounts due to vendors and service providers in the amounts of $390,530 and $12,315, respectively. Amount at December 31, 2016 also included accrued compensation to the Company’s current CEO and severance compensation to the Company’s former CEO.

FAIR VALUE ESTIMATES – The Company measures its options and warrants at fair value in accordance with Accounting Standards Codification 820 – Fair Value Measurement (“ASC 820”). The objective of ASC 820 is to increase consistency and comparability in fair value measurements and to expand disclosures about fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 specifies a valuation hierarchy based on whether the inputs to those valuation techniques are observable or unobservable.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s own assumptions. These two types of inputs have created the following fair value hierarchy:

Level 1 – Quoted prices for identical instruments in active markets;

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value. No new options or warrants were issued during the years ended December 31, 2016 and 2015.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total

	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Common stock issued for services	-	$286,575	-	$286,575

December 31, 2015
Common stock issued for services	-	$197,500	-	$197,500

All common stock issued for services are valued on the date of the agreements, using quoted prices from over-the-counter markets.

RECLASSIFICATIONS – Certain reclassifications have been made to previously reported amounts, so that the prior year’s presentation is comparative with the current year’s presentation.

COMPENSATED ABSENCES - The Company has not accrued a liability for compensated absences in accordance with Accounting Standards Codifications 710 – Compensation – General, as the amount of the liability cannot be reasonably estimated at December 31, 2016 and 2015.

LOSS PER COMMON SHARE - Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share would include the weighted average common shares outstanding and potentially dilutive common share equivalents. Because of the net losses for all periods presented, the basic and diluted weighted average shares outstanding are the same since including the additional shares would have an anti-dilutive effect on the loss per share. For this reason, common stock options and warrants to purchase 75,000 and 0 shares, respectively, of common stock were not included in the computation of basic and diluted weighted average common shares outstanding for the years ended December 31, 2016 and 2015.

The weighted average number of common shares outstanding at December 31, 2015 was computed as follows:

Acacia Diversified Holdings, Inc. Shares outstanding at December 31, 2015	12,955,406

Shares issued to MariJ Group shareholders, January 15, 2016	2,474,850
15,430,256

These shares were considered to be outstanding for the entire calendar year of 2015.

INCOME TAXES - The Company files federal and state income tax returns in accordance with the applicable rules of each jurisdiction. We account for income taxes under the asset and liability method in accordance with Accounting Standards Codification 740 - Income Taxes (“ASC 740”). The provision for income taxes includes federal, state and local income taxes currently payable, as well as deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable amounts in years in which those temporary differences are expected to be recovered or settled. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.  In accordance with ASC 740, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company currently has substantial net operating loss carryforwards.  The Company has recorded a valuation allowance equal to the net deferred tax assets due to the uncertainty of the ultimate realization of the deferred tax assets.

CONTINGENCIES - Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is possible that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Company’s consolidated financial statements.  If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed. There was no known contingency at December 31, 2016.

In the normal course of business, the Company also enters into various other guarantees and indemnities in its relationships with suppliers, service providers, customers and others.  These guarantees and indemnifications do not materially impact the Company’s financial condition or results of operations, and indemnifications associated with the Company’s actions generally have no dollar limitations and currently cannot be quantified.

STOCK BASED COMPENSATION - The Company accounts for stock-based compensation under Accounting Standards Codification 718 - Compensation-Stock Compensation (“ASC 718”). ASC 718 requires that all stock-based compensation be recognized as expense in the financial statements and that such cost be measured at the fair value of the award at the grant date and recognized over the period during which an employee is required to provide services (requisite service period). An additional requirement of ASC 718 is that estimated forfeitures be considered in determining compensation expense. Estimating forfeitures did not have a material impact on the determination of compensation expense during the years ended December 31, 2016 and 2015.

The Company accounts for stock based awards based on the fair market value of the instrument using the Black-Scholes option pricing model and utilizing certain assumptions including the followings:

Risk-free interest rate – This is the yield on U.S. Treasury Securities posted at the date of grant (or date of modification) having a term equal to the expected life of the option. An increase in the risk-free interest rate will increase compensation expense.

Expected life—years – This is the period of time over which the options granted are expected to remain outstanding. Options granted by the Company had a maximum term of ten years. An increase in the expected life will increase compensation expense.

Expected volatility – Actual changes in the market value of stock are used to calculate the volatility assumption.  An increase in the expected volatility will increase compensation expense.

Dividend yield – This is the annual rate of dividends per share over the exercise price of the option. An increase in the dividend yield will decrease compensation expense.  The Company does not currently pay dividends and has no immediate plans to do so in the near future.

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of Accounting Standards Codification 505-50, Equity – Based Payments to Non-Employees.  Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty’s performance is complete.